Supplemental Guarantor Condensed Consolidating Financial Statements - Summary of Adjustments - Balance Sheet (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries	$ 0	$ 0		$ 0
Total assets	34,138	34,269		35,240
Total liabilities	31,708	31,551		33,478
First Data Corporation stockholder’s (deficit) equity	(723)	(452)		(1,490)
Total equity	2,352	2,648	$ 1,468	1,693	$ 2,626	$ 3,408
Total liabilities and equity	34,138	34,269		35,240
Reportable legal entities | FDC Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries	24,364	24,474		24,393
Total assets	37,066	35,989		34,719
Total liabilities	37,789	36,441		36,209
First Data Corporation stockholder’s (deficit) equity	(723)	(452)		(1,490)
Total equity	(723)	(452)		(1,490)
Total liabilities and equity	37,066	35,989		34,719
Reportable legal entities | Guarantor Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries	5,304	5,331		5,714
Total assets	38,423	37,862		35,525
Total liabilities	17,834	17,402		15,484
First Data Corporation stockholder’s (deficit) equity	20,589	20,460		20,041
Total equity	20,589	20,460		20,041
Total liabilities and equity	38,423	37,862		35,525
Reportable legal entities | Non-Guarantor Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries	0	0		0
Total assets	20,922	20,644		21,159
Total liabilities	8,690	8,129		7,841
First Data Corporation stockholder’s (deficit) equity	5,994	6,241		6,873
Total equity	12,154	12,445		13,249
Total liabilities and equity	20,922	20,644		21,159
Consolidation Adjustments
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries	(29,668)	(29,805)		(30,107)
Total assets	(62,273)	(60,226)		(56,163)
Total liabilities	(32,605)	(30,421)		(26,056)
First Data Corporation stockholder’s (deficit) equity	(26,583)	(26,701)		(26,914)
Total equity	(29,668)	(29,805)		(30,107)
Total liabilities and equity	$ (62,273)	$ (60,226)		(56,163)
As Previously Reported | Reportable legal entities | FDC Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries				24,393
Total assets				34,719
Total liabilities				36,209
First Data Corporation stockholder’s (deficit) equity				(1,490)
Total equity				(1,490)
Total liabilities and equity				34,719
As Previously Reported | Reportable legal entities | Guarantor Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries				5,314
Total assets				36,078
Total liabilities				14,980
First Data Corporation stockholder’s (deficit) equity				21,097
Total equity				21,097
Total liabilities and equity				36,078
As Previously Reported | Reportable legal entities | Non-Guarantor Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries				0
Total assets				18,712
Total liabilities				6,850
First Data Corporation stockholder’s (deficit) equity				5,417
Total equity				11,793
Total liabilities and equity				18,712
As Previously Reported | Consolidation Adjustments
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries				(29,707)
Total assets				(54,269)
Total liabilities				(24,561)
First Data Corporation stockholder’s (deficit) equity				(26,514)
Total equity				(29,707)
Total liabilities and equity				$ (54,269)